S000055250 [Member] Shareholder Fees - Multi-Manager Directional Alternative Strategies Fund - Multi-Manager Directional Alternative Strategies Fund Institutional Class	Apr. 30, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%